Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Innovator ETFs Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Innovator IBD ® 50 ETF | Innovator IBD(R) 50 ETF
Prospectus:
Trading Symbol	FFTY
Innovator IBD ® Breakout Opportunities ETF | Innovator IBD Breakout Opportunities ETF
Prospectus:
Trading Symbol	BOUT
Innovator IBD ® ETF Leaders ETF | Innovator IBD(R) ETF Leaders ETF
Prospectus:
Trading Symbol	LDRS
Innovator Loup Frontier Tech ETF | Innovator Loup Frontier Tech ETF
Prospectus:
Trading Symbol	LOUP